COMMITMENTS (Tables)	12 Months Ended
Mar. 31, 2023
COMMITMENTS
Schedule of remeasurement of financial guarantees relating to lease

As of
March 31, 2023
$
Balance, August 11, 2022	1,935,051
Amortization	(208,298)
Derecognition	(278,102)
Repayment	(589,777)
Remeasurement	2,509,036
Balance, March 31, 2023	3,367,910

Schedule of future lease payments

As of
March 31, 2023
$
Future lease payments, August 11, 2022	26,365,363
Derecognition	(8,170,015)
Future lease payments, March 31, 2023	18,195,348

Schedule of future lease payments of non-cancellable lease contracts

The future lease payments for these non-cancellable lease contracts are detailed as follows:

	Within 1 year	1 to 5 years	After 5 years	Total
Future lease payments	2,198,196	9,262,530	6,734,622	18,195,348